Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation
(a)	Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”). The financial statements were approved by the Board of Directors on March 27, 2019.

Basis of consolidation
(b)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries, which are entities controlled by the Company. Control exists when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date that control commences until the date that control ceases.

Non-controlling interests represent equity interests in subsidiaries owned by outside parties. Changes in the parent company’s ownership interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

The principal subsidiaries of the Company and their geographical locations as at December 31, 2018 are as follows:

Name of the subsidiary	Ownership interest	Location

Dia Bras EXMIN Resources Inc.	100%	Canada
Sociedad Minera Corona, S. A. (“Corona”) [1]	81.84%	Perú
Dia Bras Peru, S. A. C. (“Dia Bras Peru”) [1]	100%	Perú
Dia Bras Mexicana, S. A. de C. V. (“Dia Bras Mexicana”)	100%	México
Servicios de Minería de la Sierra, S. A. de C. V.	100%	México
Bolívar Administradores, S. A. de C. V.	100%	México
Exploraciones Mineras Dia Bras, S. A. de C. V.	100%	México
EXMIN, S. A. de C. V.	100%	México

[1]The Company, through its wholly owned subsidiary Dia Bras Peru, holds an 81.84% interest in Corona, which represents 92.33% of the voting shares. The Company consolidates Corona's financial results and records a non-controlling interest for the 18.16% that it does not own.

Foreign currency translation
(c)	Foreign currency translation

(i)	Functional currency

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”).

The functional currency of Sierra Metals Inc., the parent entity, is the Canadian dollar (“C$”). The functional currency of the Mexican and Peruvian subsidiaries is the United States dollar.

(ii)	Presentation currency

The financial statements of entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows: assets and liabilities – at the closing rate at the date of the statement of financial position, income and expenses – at the average rate of the period (as this is considered a reasonable approximation of the actual rates prevailing at the transaction dates). All resulting differences are recognized in other comprehensive income as cumulative translation adjustments.

(iii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in currencies other than an entity’s functional currency are recognized in the consolidated statement of loss.

Cash and cash equivalents
(d)	Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less.
Financial Instruments
(e)	Financial Instruments

The Company has adopted IFRS 9, Financial Instruments (“IFRS 9”) effective January 1, 2018 on a retrospective basis in accordance with the transitional provisions of IFRS 9. As such, comparative figures have not been restated.

The adoption of IFRS 9 did not result in any change in the carrying values of any of the Company’s financial assets on the transition date; therefore comparative figures have not been restated.

As detailed below, the Company has changed its accounting policy for financial instruments retrospectively, except where described below. The main areas of change and corresponding transitional adjustments applied on January 1, 2018 are as follows:

Financial Assets

IFRS 9 includes a revised model for classifying financial assets, which results in classification according to a financial instrument’s contractual cash flow characteristics and the business models under which they are held. At initial recognition, financial assets are measured at fair value. Under the IFRS 9 model for classification of financial assets the Company has classified and measured its financial assets as described below:

•	Cash and cash equivalents are recorded at amortized cost using the effective interest method. Previously under IAS 39 these amounts were classified differently. The change in classification did not impact the measurement of cash and cash equivalents.

•	Trade receivables are classified as financial assets at fair value through profit or loss and measured at fair value. Previously under IAS 39, trade receivables were classified as loans and receivables measured at amortized cost except for the provisional pricing embedded derivative that was measured at fair value through profit or loss.

Financial Liabilities

Financial liabilities are recognized initially at fair value and in the case of financial liabilities not subsequently measured at fair value, net of directly attributable transaction costs. Financial liabilities are derecognized when the obligation specified in the contract is discharged, canceled, or expired. For financial liabilities, IFRS 9 retains most of the IAS 39 requirements and since the Company does not have any financial liabilities designated at fair value through profit or loss, the adoption of IFRS 9 did not impact the Company’s accounting policies for financial liabilities. Accounts payable and accrued liabilities, interest payable, and long-term debt are classified as financial liabilities to be subsequently measured at amortized cost.

Expected Credit Loss Impairment Model

IFRS 9 introduces a single expected credit loss impairment model, which is based on changes in credit quality since initial recognition. The adoption of the expected credit loss impairment model did not have a significant impact on the Company’s financial statements, and did not result in a transitional adjustment.

Financial Instruments

The Company’s financial assets and liabilities (financial instruments) include cash and cash equivalents, trade receivables, accounts payable and accrued liabilities and long-term debt. All financial instruments are recorded at fair value at recognition. Subsequent to initial recognition, financial instruments classified as cash and cash equivalents, accounts payable and accrued liabilities, and long-term debt are measured at amortized cost using the effective interest method. Other financial assets and liabilities are recorded at fair value subsequent to initial recognition.

Segment reporting
(f)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments and has been identified as the President and Chief Executive Officer of the Company.

Inventories
(g)	Inventories

Inventories consist of concentrates, ore stockpiles, supplies and spare parts. Concentrates include stockpiled concentrates at milling operations or at warehouses. Stockpiled ore is comprised of in-process mineralized material awaiting processing at milling facilities and materials for use in milling operations. Concentrates and stockpiled ore are valued at the lower of average production cost and net realizable value (“NRV”). Concentrates and stockpiled ore inventory costs include all direct costs incurred in production including direct labor and materials, freight and amortization, and directly attributable overhead costs. NRV is calculated as the estimated price at the time of sale based on prevailing metal market prices less estimated future costs to convert the inventories into saleable form and estimated costs to sell. The supplies and spare parts inventories will be used for exploration and production and are valued at the lower of average cost and net realizable value. Cost includes acquisition, freight and other directly attributable costs. If the carrying value of inventory exceeds NRV, a write-down is recognized as production costs of sales in the consolidated statement of income (loss). If there is a subsequent increase in the value of the inventory, the previous write-downs to NRV are reversed up to cost to the extent that the related inventory has not been sold.

Exploration and evaluation expenditure
(h)	Exploration and evaluation expenditure

Exploration and evaluation expenditures is comprised of costs that are directly attributable to:

•	Researching and analysing existing exploration data;

•	Conducting geological studies, exploratory drilling and sampling;

•	Examining and testing extraction and treatment methods; and /or

•	Compiling pre-feasibility and feasibility studies

Exploration expenditures are costs incurred in the search for resources suitable for commercial exploitation. Evaluation expenditures are costs incurred in determining the technical feasibility and commercial viability of a mineral resource. Exploration and evaluation expenditures are capitalized when there is a high degree of confidence in the project’s viability and thus it is probable that future economic benefits will flow to the Company. Any items of property, plant and equipment used for exploration and evaluation are capitalised within property, plant and equipment.

Capitalized exploration and evaluation expenditures are considered to be tangible assets as they form part of the underlying mineral property and are recorded within property, plant and equipment - exploration and evaluation expenditures.

Property, plant and equipment
(i)	Property, plant and equipment

Property, plant and equipment is stated at cost, less accumulated depreciation and impairment losses. The cost of an item of property, plant and equipment comprises its purchase price, any costs directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated close down and restoration costs associated with the asset, and for qualifying assets, the associated borrowing costs. Once a mining project has been established as commercially viable, expenditure other than on land, buildings, plant and equipment is capitalized under ‘Mining properties’ together with any amount capitalized relating to that mining project from ‘Exploration and evaluation’.

Where an item of property, plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment and depreciated over their estimated useful lives.

Costs associated with commissioning new assets, in the period before they are capable of operating in the manner intended by management, are capitalized. Revenue generated during the development stage from the sale of concentrate and related costs can be deducted from capitalized costs only if the production of the saleable material is directly attributable to bringing the asset to the condition necessary for it to be capable of operating in the manner intended by management.

Development costs incurred after the commencement of production are capitalised to the extent they are expected to give rise to future economic benefits and these costs can be measured reliably. Repairs and maintenance costs are charged to the consolidated statement of income (loss) during the period in which they are incurred.

Property, plant and equipment is depreciated over its useful life, or over the remaining life of the mine if shorter. Depreciation commences when the asset is available for use. Land is not depreciated. The major categories of property, plant and equipment are depreciated on a straight-line basis using the following average estimated useful lives below:

Useful lives	Years

Vehicles, furniture and other assets	3 to 10
Machinery and equipment	5 to 20
Bulidings and other constructions	5 to 50

Mineral properties are depleted over the life of the mine using the units of production method. In applying the units of production method, depletion is normally calculated using the quantity of material to be extracted in current and future periods based on proven and probable reserves or measured and indicated resources. Such non-reserve material may be included in depletion calculations in limited circumstances and where there is a high degree of confidence in its economic extraction.

The Company conducts an annual review of residual values, useful lives, depletion and depreciation methods used for property, plant and equipment. Changes to estimated residual values or useful lives are accounted for prospectively.

Impairment of non-financial assets
(j)	Impairment of non-financial assets

Property, plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment is assessed at the level of cash generating units (‘CGUs’). The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use.

Fair value less costs to sell is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction. The best evidence of fair value is the value obtained from an active market or binding sales agreement. Where this information is not available, fair value can be estimated as the present value of future cash flows expected to be realized from the continued use of the asset including expansion projects. Value in use is determined as the present value of expected future cash flows to be realized from the continued use of the asset in its present condition and from its ultimate disposal.

Capitalized exploration expenditures are reviewed for indicators of impairment, which included a decision to discontinue activities in a specific area and the existence of sufficient data indicating that the carrying amount of an exploration and evaluation asset is unlikely to be recovered from the development or sale of the asset.

Non-financial assets that have suffered impairment are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed.

Borrowing costs
(k)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are capitalized and included in the carrying amounts of those assets until they are ready for their intended use. All other borrowing costs are recognized as an expense in the period incurred.

Revenue recognition
(l)	Revenue recognition

The Company has adopted IFRS 15 – Revenue from Contracts with Customers (“IFRS 15”) effective January 1, 2018 on a modified retrospective basis in accordance with the transitional provisions of IFRS 15. Results for reporting periods beginning after January 1, 2018 are presented under IFRS 15, while prior reporting period amounts have not been restated and continue to be reported under IAS 18 – Revenue (“IAS 18”) (accounting standard in effect for those periods).

The Company has concluded that there are no significant differences between the point of transfer of risks and rewards for its metals under IAS 18 and the point of transfer of control under IFRS 15. No adjustment has been recorded to the opening deficit balance at January 1, 2018.

The following policies applied in accounting for revenue for the year ended December 31, 2018. In the comparative period, revenue was accounted for in accordance with the revenue recognition policy disclosed in the Company’s December 31, 2017 annual audited consolidated financial statements.

Metal Concentrates

The Company sells concentrate from certain of its mines to third-party smelter customers. These concentrates predominantly contain zinc, lead, and copper, along with quantities of gold and silver.

The Company recognizes revenue from these concentrate sales when control of the concentrate has transferred to the customer, which is the point in time that the concentrate is delivered to the customer. Upon delivery, the customer has legal to, physical possession of, and the risks and rewards of ownership of the concentrate. The customer is also committed to accept and pay for the concentrates once delivered; therefore, the customer is able to direct the use of and obtain substantially all of the remaining benefits from the concentrate.

The final prices for metals contained in the concentrate are generally determined based on the prevailing spot market metal prices on a specific future date, which is established on a date prior to the concentrate being delivered to the customer. Upon transfer of control at delivery, the Company measures revenue under these contracts based on forward prices agreed upon with the customer at the time of delivery and the most recent determination of the quantity of contained metals less smelting and refining charges charged by the customer. This reflects the best estimate of the transaction price expected to be received at final settlement. The variability associated with the embedded derivative for changes in the metal prices is recognized at fair value. These changes in the fair value of the receivable are adjusted through revenue from other sources at each subsequent financial statement date.

Share capital
(m)	Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issuance of the shares are recognized as a deduction from equity.
Share-based payments
(n)	Share-based payments

The fair value of the estimated number of stock options and restricted share units (“RSUs”) awarded to employees, officers and directors that will eventually vest, determined as of the date of grant, is recognized as share-based compensation expense over the vesting period of the stock options and RSUs, with a corresponding increase to equity. The fair value of each tranche is determined using the Black-Scholes option pricing model with market related inputs as of the date of grant. The fair value of RSUs is the market value of the underlying shares as of the date of grant. The number of awards expected to vest is reviewed at least annually, with any change in the estimate recognized immediately in share-based payments expense with a corresponding adjustment to equity.

Share repurchases
(o)	Share repurchases

The Company deducts from contributed surplus any excess of consideration paid over book value where the Company has repurchased any of its own common shares. Book value is calculated as the weighted average price of the shares issued and outstanding prior to the cancellation date.

Earnings (loss) per share
(p)	Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing the net income (loss) for the period attributable to the shareholders of the Company by the weighted average number of common shares outstanding during the period.

Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. The Company’s potentially dilutive common shares comprise stock options granted to employees. In periods of loss, basic and diluted EPS are the same, as the effect of dilutive instruments is anti-dilutive.

Income taxes
(q)	Income taxes

Tax expense comprises current and deferred income and resource taxes. Current income, deferred income and resources taxes are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that the parent is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Decommissioning and restoration liabilities
(r)	Decommissioning and restoration liabilities

Decommissioning and restoration costs include the dismantling and demolition of infrastructure, the removal of residual materials and the remediation of disturbed areas. These costs are a normal consequence of mining activity and the majority of these expenditures are expected to be incurred at the end of the life of mine. Estimated decommissioning and restoration costs are provided in the accounting period when the obligation arising from the related disturbance occurs, based on the net present value of the estimated future costs discounted using the credit adjusted risk free rate. This provision is adjusted in each reporting period to reflect known developments, e.g. revisions to costs estimates and the timing of cash outflows.

The initial decommissioning and restoration provision together with other movements resulting from changes in estimated cash flows or the credit adjusted risk free rates is capitalized within property, plant and equipment and amortized over the life of the asset to which it relates except where it relates to a closed mine where the expenses are recognized in the statement of loss. Provision is made for the estimated present value of costs of environmental clean-up obligations outstanding as at the date of the statement of financial position, and these costs are charged to the income statement as an operating cost.

The amortization or unwinding of the discount applied in establishing the net present value of provision is accreted to the income statement in each accounting period with each interest charge included as a financing cost rather than as an operating cost.